IVY FUNDS

Supplement dated February 22, 2008
to the
Ivy Equity Funds Prospectus dated July 31, 2007
and supplemented September 13, 2007
and
Ivy Fixed Income and Money Market Funds Prospectus dated July 31, 2007 and supplemented September 13, 2007

The following supplements the information regarding fees for Ivy Energy Fund in the section for the Fund entitled "Fees and Expenses"

Effective March 1, 2008 through July 31, 2008, Ivy Investment Management Company (IICO), the fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's shares as follows:

Class A shares 1.60%
Class B shares 2.60%
Class C shares 2.60%
Class I shares 1.60%
Class Y shares 1.60%

The following replaces the corresponding disclosure regarding reinvestment in the section titled "Selling Shares":

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same Fund, account, and class of shares from which it had been redeemed. You may do this only once each calendar year as to Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund and once each calendar year as to Class C shares of a Fund. The reinvestment must be made into the same fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

The following supplements the information in the section titled "Exchange Privileges":

Shareholders who own Advisor Class shares* or Class II (formerly, Class I) shares* may exchange their shares for Class I shares of any of the Funds.

*The Advisor Class shares were closed effective July 25, 2003 and Class II (formerly, Class I) shares were closed effective February 18, 2003.

The following replaces the corresponding section of "Your Account" titled "Redemption Fee/Exchange Fee":

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service.

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

The following replaces the corresponding disclosure regarding investment by Ivy Municipal Bond Fund in taxable debt securities in the section of the Fixed Income and Money Market Funds Prospectus titled "Additional Information about Principal Investment Strategies, Other Investments and Risks":

During normal market conditions, the Fund may invest up to 20% of its total assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

  U.S. government securities
  obligations of domestic banks and certain savings and loan associations
  U.S. dollar denominated commercial paper, issued by domestic and foreign issuers, rated at least A by S&P or Moody's obligations issued by financial entities that insure municipal bonds, including MBIA and AMBAC any of the foregoing obligations subject to repurchase agreements

The following information replaces the disclosure regarding the management of Ivy Cundill Global Value Fund in the section of the Equity Funds Prospectus titled "Portfolio Management":

Ivy Cundill Global Value Fund: Peter Cundill, Hiok Hhu Ng, Wade S. Burton and Andrew Massie are primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Mr. Cundill has held his responsibilities for Ivy Cundill Global Value Fund since the Fund's inception. He founded Peter Cundill & Associates in 1976. In September 2006, Mackenzie Financial Corp. ("MFC") acquired the assets of Cundill Investment Research Ltd; this group now operates as the Cundill Division of MFC and is directed by Peter Cundill. Mr. Cundill earned a Bachelor of Commerce degree from McGill University, Montreal. He holds the designations of Chartered Business Valuator (CBV), Chartered Financial Analyst (CFA), and Fellow Chartered Accountant (FCA).

Hiok Hhu Ng has held his responsibilities for Ivy Cundill Global Value Fund as Portfolio Manager since 2004. Hhu joined the Cundill Division as a research analyst, and became an Assistant Portfolio Manager for Ivy Cundill Global Value Fund in 2001. He holds a Bachelor of Finance degree from the University of British Columbia. He is a Chartered Financial Analyst, and has completed the Canadian Securities Course, Canadian Securities Institute.

Mr. Burton has held his Fund responsibilities for Ivy Cundill Global Value Fund since December 2007. He has been Vice President, Portfolio Management, a Portfolio Manager and Research Analyst with the Cundill Division since September 2006. He was with Cundill Investment Research Ltd., Vancouver since 2000, serving as an analyst, associate portfolio manager and portfolio manager. Mr. Burton holds a B. A. degree in Political Science from the University of Western Ontario, and pursued graduate studies in Finance and Accounting at McGill University. He is a Chartered Financial Analyst.

Mr. Massie has held his Fund responsibilities for Ivy Cundill Global Value Fund since December 2007. He has been Vice President, Portfolio Management, a Portfolio Manager and Research Analyst with the Cundill Division since September 2006. He was with Cundill Investment Research Ltd., Vancouver since 1983, serving in a variety of capacities, most recently as a portfolio manager. Mr. Massie's educational experience includes a Business Program at Langara College, a Canadian Securities Course, Third Year Certified General Accountant (CGA) Program, and the Canadian Investment Manager Program (CIM).

WRP3399AB

IVY FUNDS

Supplement dated February 22, 2008
to the
Ivy Class E Shares Prospectus dated July 31, 2007
and supplemented September 13, 2007

The following information replaces the disclosure regarding the management of Ivy Cundill Global Value Fund in the Section entitled "Portfolio Management":

Ivy Cundill Global Value Fund: Peter Cundill, Hiok Hhu Ng, Wade S. Burton and Andrew Massie are primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Mr. Cundill has held his responsibilities for Ivy Cundill Global Value Fund since the Fund's inception. He founded Peter Cundill & Associates in 1976. In September 2006, Mackenzie Financial Corp. ("MFC") acquired the assets of Cundill Investment Research Ltd; this group now operates as the Cundill Division of MFC and is directed by Peter Cundill. Mr. Cundill earned a Bachelor of Commerce degree from McGill University, Montreal. He holds the designations of Chartered Business Valuator (CBV), Chartered Financial Analyst (CFA), and Fellow Chartered Accountant (FCA).

Hiok Hhu Ng has held his responsibilities for Ivy Cundill Global Value Fund as Portfolio Manager since 2004. Hhu joined the Cundill Division as a research analyst, and became an Assistant Portfolio Manager for Ivy Cundill Global Value Fund in 2001. He holds a Bachelor of Finance degree from the University of British Columbia. He is a Chartered Financial Analyst, and has completed the Canadian Securities Course, Canadian Securities Institute.

Mr. Burton has held his Fund responsibilities for Ivy Cundill Global Value Fund since December 2007. He has been Vice President, Portfolio Management, a Portfolio Manager and Research Analyst with the Cundill Division since September 2006. He was with Cundill Investment Research Ltd., Vancouver since 2000, serving as an analyst, associate portfolio manager and portfolio manager. Mr. Burton holds a B. A. degree in Political Science from the University of Western Ontario, and pursued graduate studies in Finance and Accounting at McGill University. He is a Chartered Financial Analyst.

Mr. Massie has held his Fund responsibilities for Ivy Cundill Global Value Fund since December 2007. He has been Vice President, Portfolio Management, a Portfolio Manager and Research Analyst with the Cundill Division since September 2006. He was with Cundill Investment Research Ltd., Vancouver since 1983, serving in a variety of capacities, most recently as a portfolio manager. Mr. Massie's educational experience includes a Business Program at Langara College, a Canadian Securities Course, Third Year Certified General Accountant (CGA) Program, and the Canadian Investment Manager Program (CIM).

The following replaces the corresponding section of "Your Account" titled "Redemption Fee/Exchange Fee":

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class E shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

WRP3310AB

IVY FUNDS

Supplement dated February 22, 2008
to the
Ivy Class R Shares Prospectus dated July 31, 2007
and supplemented September 13, 2007

The following replaces the corresponding section of "Your Account" titled "Redemption Fee/Exchange Fee":

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, Ivy Global Natural Resources Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the other, non-international funds offered in this Prospectus will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

WRP3000AB